Business Acquisitions - Purchase Price Allocation (Detail) - USD ($) $ in Thousands	Dec. 01, 2018	Nov. 01, 2018	Oct. 01, 2017	May 31, 2019	May 31, 2018
Business Acquisition [Line Items]
Goodwill				$ 79,614	$ 31,729
Other non-current assets				$ 26,776	$ 19,577
Hangzhou Shengshen [Member]
Business Acquisition [Line Items]
Cash			$ 3,571
Other current assets			704
Property and equipment			1,148
Goodwill			9,809
Deferred revenue			(5,566)
Other current liabilities			(1,562)
Deferred tax liabilities			(969)
Total			$ 11,012
Hangzhou Shengshen [Member] | Property, Plant and Equipment [Member] | Minimum [Member]
Business Acquisition [Line Items]
Amortization period			1 year
Hangzhou Shengshen [Member] | Property, Plant and Equipment [Member] | Maximum [Member]
Business Acquisition [Line Items]
Amortization period			5 years
Hangzhou Shengshen [Member] | Trademark [Member]
Business Acquisition [Line Items]
Intangible assets			$ 1,713
Amortization period			5 years
Hangzhou Shengshen [Member] | Student base [Member]
Business Acquisition [Line Items]
Intangible assets			$ 2,164
Amortization period			3 years
Suzhou Hongyi [Member]
Business Acquisition [Line Items]
Cash		$ 1,321
Other current assets		2,020
Property and equipment		402
Goodwill		37,860
Other current liabilities		(3,871)
Deferred tax liabilities		(1,625)
Total		$ 42,608
Suzhou Hongyi [Member] | Property, Plant and Equipment [Member] | Minimum [Member]
Business Acquisition [Line Items]
Amortization period		1 year
Suzhou Hongyi [Member] | Property, Plant and Equipment [Member] | Maximum [Member]
Business Acquisition [Line Items]
Amortization period		5 years
Suzhou Hongyi [Member] | Trademark [Member]
Business Acquisition [Line Items]
Intangible assets		$ 1,845
Amortization period		5 years
Suzhou Hongyi [Member] | Student base [Member]
Business Acquisition [Line Items]
Intangible assets		$ 4,656
Amortization period		3 years
Asia Pacific Montessori Education Co Ltd [Member]
Business Acquisition [Line Items]
Cash	$ 1,269
Other current assets	695
Property and equipment	251
Goodwill	17,043
Other non-current assets	2,086
Other current liabilities	(4,189)
Deferred tax liabilities	(787)
Fair value of the 35% equity investment	(6,917)
Total	$ 12,600
Asia Pacific Montessori Education Co Ltd [Member] | Minimum [Member]
Business Acquisition [Line Items]
Amortization period	1 year
Asia Pacific Montessori Education Co Ltd [Member] | Maximum [Member]
Business Acquisition [Line Items]
Amortization period	5 years
Asia Pacific Montessori Education Co Ltd [Member] | Trademark [Member]
Business Acquisition [Line Items]
Intangible assets	$ 2,085
Amortization period	5 years
Asia Pacific Montessori Education Co Ltd [Member] | Student base [Member]
Business Acquisition [Line Items]
Intangible assets	$ 1,064
Amortization period	3 years